September 29, 2026

Via EDGAR Transmission

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	FIS Trust, File Nos. 333-288251 and 811-24099

Ladies and Gentlemen:

On behalf of the FIS Christian Stock Fund and FIS Bright Portfolios Focused Equity ETF (each a “Fund” and collectively the “Funds”), each a series of FIS Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for each Fund contained in Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, dated September 28, 2026 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to each Fund was filed electronically with the Securities and Exchange Commission on September 28, 2026, accession number 0001999371-26-021453.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench

1999 K Street NW, Suite 600 Washington, D.C. 20006	www.ThompsonHine.com O: 202.331.8800 F: 202.331.8330